Note 21 - Other Non Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities [Table Text Block]
Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2015	1,120	-
2016	800	-
2017	1,500	806
Total	3,420	806